Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Restricted Cash
4. Restricted Cash
As of both March 31, 2024 and December 31, 2023, the Company maintained current restricted cash of $3.6 million and non-current
restricted cash of $3.4 million. All restricted cash amounts are comprised solely of letters of credit required pursuant to the Company’s facility leases.
The following table provides a reconciliation of cash, cash equivalents and restricted cash as of March 31, 2024 and December 31, 2023 that sums to the total of the same amounts shown in the consolidated statements of cash flows (in thousands):

	March 31, 2024	December 31, 2023
Cash and cash equivalents	$138,804	$166,150
Restricted cash	6,952	6,969

Cash, cash equivalents and restricted cash	$145,756	$173,119

6. Restricted Cash
As of December 31, 2023, the Company maintained current restricted cash of $3.6 million and non-current
restricted cash of $3.4 million. As of December 31, 2022, the Company maintained current restricted cash of $0.6 million and non-current
restricted cash of $4.5 million. All restricted cash amounts are comprised solely of letters of credit required pursuant to the Company’s facility leases.
The following table provides a reconciliation of cash, cash equivalents and restricted cash as of December 31, 2023 and 2022 that sums to the total of the same amounts shown in the consolidated statements of cash flows (in thousands):

	December 31,
	2023	2022
Cash and cash equivalents	$166,150	$36,333
Restricted cash	6,969	5,144

Cash, cash equivalents and restricted cash	$173,119	$41,477